Employee Benefits (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Employee Benefits [Abstract]
Net defined benefit liability (asset)	€ 200.6
Service cost	1.4
Net interest expense	0.9
Actuarial loss on pension scheme valuations	13.0
Benefits paid	(1.1)
Foreign exchange differences on translation	(0.9)
Net defined benefit liability (asset)	€ 213.9
Germany
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	1.45%	1.75%